As filed with the Securities and Exchange Commission on February 18, 2022
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

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Post-Effective Amendment No. 9
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 11
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on February 22, 2022 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Corporate Culture Leaders ETF

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 until February 22, 2022. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, filed on December 6, 2021, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this filing to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on February 18, 2022.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	February 18, 2022
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	February 18, 2022
/s/ Scott M. Amero* Scott M. Amero	Trustee	February 18, 2022
/s/ Donna J. Dean* Donna J. Dean	Trustee	February 18, 2022
/s/ Randall A. Hack* Randall A. Hack	Trustee	February 18, 2022
/s/ Robert Kasdin* Robert Kasdin	Trustee	February 18, 2022
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	February 18, 2022
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	February 18, 2022
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	February 18, 2022
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: February 18, 2022
* Pursuant to Powers of Attorney dated May 21, 2021 filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on July 8, 2021.